Derivative Financial Liabilities (Details) - Schedule of Impact of this Transaction $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Impact of this Transaction [Abstract]
Fair value loss	$ (6,453)
Gain on derecognition of warrants	134
Total amount recognised in consolidated statement of income in change in fair value of derivative financial liabilities	$ (6,319)